Provisions - Schedule of Main Assumptions Used (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Discount rate	3.75%	0.98%	0.34%
Directors
Disclosure of defined benefit plans [line items]
Turnover: depending on the seniority	2.00%	2.00%	2.00%
Other Employees
Disclosure of defined benefit plans [line items]
Turnover: depending on the seniority	10.00%	10.00%	10.00%
Executive Team
Disclosure of defined benefit plans [line items]
Turnover: depending on the seniority	0.00%	0.00%	0.00%
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Salary increase	1.50%	1.50%	1.50%
Retirement age	60 years	60 years	60 years
Top of range [member]
Disclosure of defined benefit plans [line items]
Salary increase	3.50%	3.50%	3.50%
Retirement age	62 years	62 years	62 years